Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2020	2019
Deferred tax asset:
Net operating loss carryforward	$2,818,000	$1,784,000

Exploration costs	30,000	58,000
Stock based compensation	96,000	96,000
Equipment impairment	37,000	37,000
Asset retirement obligation	73,000	54,000
Total deferred tax assets	3,054,000	2,029,000
Valuation allowance	(2,915,000)	(2,029,000)
	139,000	-
Deferred tax liabilities:
Property and equipment	(139,000)	-
Total deferred tax liabilities	(139,000)	-
Net deferred tax assets	$-	$-

Schedule of reconciliation between statutory federal income tax rate and tax provision (benefit)
	December 31, 2020		December 31, 2019
Amount computed using the statutory rate	$(387,000)	(21%)	$(793,000)	(21%)
Change in estimate	(417,000)	(23%)	-	-
Non-taxable item – SBA loan forgiven	(97,000)	(5%)	-	-
Other	15,000	1%	(1,000)	-
Change in valuation allowance	886,000	48%	794,000	21%
Total income tax provision (benefit)	$-	-%	$-	-%